CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares [Member]
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	54,503,750	297,060
Common stock, shares outstanding	54,503,750	297,060
Class B Ordinary Shares [Member]
Common stock, par value	$ 0.02	$ 0.02
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0